Quarterly Holdings Report
for
Fidelity Managed Retirement Income Fund℠
April 30, 2026
RW22-NPRT3-0626
1.858586.118
Bond Funds - 69.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	232,588	2,332,861
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	16,587	127,056
Fidelity Series Corporate Bond Fund (a)	109,158	1,020,625
Fidelity Series Emerging Markets Debt Fund (a)	8,151	70,183
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,858	17,724
Fidelity Series Floating Rate High Income Fund (a)	1,455	12,671
Fidelity Series Government Bond Index Fund (a)	188,417	1,716,478
Fidelity Series High Income Fund (a)	1,426	12,752
Fidelity Series International Credit Fund (a)	1,095	9,197
Fidelity Series International Developed Markets Bond Index Fund (a)	74,551	626,232
Fidelity Series Investment Grade Bond Fund (a)	156,597	1,580,064
Fidelity Series Investment Grade Securitized Fund (a)	104,422	948,153
Fidelity Series Long-Term Treasury Bond Index Fund (a)	59,318	313,200
Fidelity Series Real Estate Income Fund (a)	1,252	12,718
TOTAL BOND FUNDS (Cost $9,148,167)		8,799,914

Domestic Equity Funds - 10.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	11,592	288,073
Fidelity Series Commodity Strategy Fund (a)	790	92,687
Fidelity Series Large Cap Growth Index Fund (a)	6,115	184,112
Fidelity Series Large Cap Stock Fund (a)	6,874	197,497
Fidelity Series Large Cap Value Index Fund (a)	17,453	351,146
Fidelity Series Small Cap Core Fund (a)	3,595	55,653
Fidelity Series Small Cap Opportunities Fund (a)	1,833	34,590
Fidelity Series Value Discovery Fund (a)	6,948	125,197
TOTAL DOMESTIC EQUITY FUNDS (Cost $751,560)		1,328,955

International Equity Funds - 13.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	9,864	210,687
Fidelity Series Emerging Markets Fund (a)	8,636	124,530
Fidelity Series Emerging Markets Opportunities Fund (a)	16,874	497,956
Fidelity Series International Growth Fund (a)	10,755	218,209
Fidelity Series International Index Fund (a)	5,233	84,458
Fidelity Series International Small Cap Fund (a)	6,393	120,444
Fidelity Series International Value Fund (a)	13,116	217,864
Fidelity Series Overseas Fund (a)	14,033	217,927
Fidelity Series Select International Small Cap Fund (a)	810	12,278
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,046,448)		1,704,353

Short-Term Funds - 5.1%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	11,265	112,652
Fidelity Series Treasury Bill Index Fund (a)	53,621	533,526
TOTAL SHORT-TERM FUNDS (Cost $644,805)		646,178

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $212,588)	3.73	212,588	212,588

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $11,803,568)	12,691,988
NET OTHER ASSETS (LIABILITIES) - 0.0%	3,871
NET ASSETS - 100.0%	12,695,859

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3,161,639	862,200	1,702,638	92,432	(7,099)	18,759	2,332,861	232,588
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	171,571	43,307	88,081	5,537	(2,489)	2,748	127,056	16,587
Fidelity Series Blue Chip Growth Fund	370,964	138,018	268,969	14,872	32,325	15,735	288,073	11,592
Fidelity Series Canada Fund	125,234	195,246	141,797	4,419	3,599	28,405	210,687	9,864
Fidelity Series Commodity Strategy Fund	38,035	103,484	74,048	1,203	6,547	18,669	92,687	790
Fidelity Series Corporate Bond Fund	1,407,225	385,062	771,663	49,276	(35,847)	35,848	1,020,625	109,158
Fidelity Series Emerging Markets Debt Fund	93,628	21,156	49,486	4,204	(1,069)	5,954	70,183	8,151
Fidelity Series Emerging Markets Debt Local Currency Fund	26,431	6,171	15,149	1,759	47	224	17,724	1,858
Fidelity Series Emerging Markets Fund	138,209	59,070	115,316	3,439	20,188	22,379	124,530	8,636
Fidelity Series Emerging Markets Opportunities Fund	553,497	254,212	468,727	14,216	78,347	80,627	497,956	16,874
Fidelity Series Floating Rate High Income Fund	17,089	4,634	8,777	949	(220)	(55)	12,671	1,455
Fidelity Series Government Bond Index Fund	2,316,080	699,635	1,298,979	65,012	(72,867)	72,609	1,716,478	188,417
Fidelity Series Government Money Market Fund	306,766	309,007	403,185	8,749	-	-	212,588	212,588
Fidelity Series High Income Fund	17,246	4,092	8,837	918	140	111	12,752	1,426
Fidelity Series International Credit Fund	8,930	289	-	288	-	(22)	9,197	1,095
Fidelity Series International Developed Markets Bond Index Fund	847,376	241,030	437,894	31,853	(28,277)	3,997	626,232	74,551
Fidelity Series International Growth Fund	288,214	138,127	222,572	20,669	16,792	(2,352)	218,209	10,755
Fidelity Series International Index Fund	108,639	46,239	85,771	3,310	12,398	2,953	84,458	5,233
Fidelity Series International Small Cap Fund	218,225	43,976	134,574	28,826	19,113	(26,296)	120,444	6,393
Fidelity Series International Value Fund	328,605	126,487	266,122	26,724	40,994	(12,100)	217,864	13,116
Fidelity Series Investment Grade Bond Fund	2,166,391	600,253	1,199,638	67,714	(54,149)	67,207	1,580,064	156,597
Fidelity Series Investment Grade Securitized Fund	1,338,566	333,204	750,510	43,745	(24,195)	51,088	948,153	104,422
Fidelity Series Large Cap Growth Index Fund	236,595	88,441	158,168	2,156	19,615	(2,371)	184,112	6,115
Fidelity Series Large Cap Stock Fund	218,800	117,555	155,410	23,303	6,814	9,738	197,497	6,874
Fidelity Series Large Cap Value Index Fund	442,496	165,474	319,558	16,679	24,938	37,796	351,146	17,453
Fidelity Series Long-Term Treasury Bond Index Fund	549,365	182,976	420,845	13,362	(49,611)	51,315	313,200	59,318
Fidelity Series Overseas Fund	288,522	138,694	207,075	21,781	14,719	(16,933)	217,927	14,033
Fidelity Series Real Estate Income Fund	17,011	4,379	8,732	713	55	5	12,718	1,252
Fidelity Series Select International Small Cap Fund	17,576	908	8,629	490	1,408	1,015	12,278	810
Fidelity Series Short-Term Credit Fund	188,759	52,702	128,236	6,416	63	(636)	112,652	11,265
Fidelity Series Small Cap Core Fund	97,923	14,103	77,554	688	10,802	10,379	55,653	3,595
Fidelity Series Small Cap Opportunities Fund	44,707	12,090	32,320	2,141	6,650	3,463	34,590	1,833
Fidelity Series Treasury Bill Index Fund	846,805	382,357	696,535	22,356	(546)	1,445	533,526	53,621
Fidelity Series Value Discovery Fund	157,812	65,816	115,563	13,593	6,093	11,039	125,197	6,948
	17,154,931	5,840,394	10,841,358	613,792	45,278	492,743	12,691,988

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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